Guarantor/Non-Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Supplemental condensed consolidating statements of cash flows
Net cash provided by operating activities	$ 82,108	$ 33,752	$ 48,466
Investing activities:
Purchase of property, plant and equipment	(15,914)	(22,408)	(16,578)
Proceeds from sale of property, plant and equipment	2,383	227	124
Acquisition of Comfort Revolution	159
Advances to Comfort Revolution	(7,833)
Net proceeds from sale of subsidiary			(340)
Repayments of loans and capital from unconsolidated affiliate			3,205
Net cash used in investing activities	(21,205)	(22,181)	(13,589)
Financing activities:
Equity received upon exercise of stock including related excess tax benefits	104	630	714
Repurchase of common stock	(3,059)	(3,746)	(4,806)
Proceeds from issuance of long-term obligations	5,236	3,387	4,702
Repayments of long-term obligations	(11,446)	(4,619)	(15,068)
Repayment of senior secured notes	(36,050)	(10,300)	(36,050)
Borrowings under revolving credit facilities	29,000
Repayments of revolving credit facilities	(29,000)
Debt issuance costs	(908)	(147)
Other		(34)	(8)
Net cash used in financing activities	(46,123)	(14,829)	(50,516)
Effect of exchange rate changes on cash	5,399	1,978	(6,533)
Change in cash and equivalents	20,179	(1,280)	(22,172)
Cash and equivalents:
Beginning of period	107,975	109,255	131,427
End of period	128,154	107,975	109,255
Sealy Corporation
Investing activities:
Net activity in investment in and advances from (to) subsidiaries and affiliates	(1,604)		(61)
Net cash used in investing activities	(1,604)	15	(61)
Financing activities:
Equity received upon exercise of stock including related excess tax benefits	104	630	714
Net cash used in financing activities	104	630	714
Change in cash and equivalents	(1,500)	645	653
Cash and equivalents:
Beginning of period	1,655	1,010	357
End of period	155	1,655	1,010
Sealy Mattress Company
Supplemental condensed consolidating statements of cash flows
Net cash provided by operating activities	34,050	24,871	24,638
Investing activities:
Purchase of property, plant and equipment	(554)	(688)	(169)
Proceeds from sale of property, plant and equipment	90		27
Advances to Comfort Revolution	(7,833)
Net activity in investment in and advances from (to) subsidiaries and affiliates	2,319	(13,813)	(8,438)
Net cash used in investing activities	(5,978)	(14,501)	(8,580)
Financing activities:
Repayment of senior secured notes	(36,050)	(10,300)	(36,050)
Borrowings under revolving credit facilities	29,000
Repayments of revolving credit facilities	(29,000)
Debt issuance costs	(908)	(147)
Other		(34)	(8)
Net cash used in financing activities	(36,958)	(10,481)	(36,058)
Change in cash and equivalents	(8,886)	(111)	(20,000)
Cash and equivalents:
Beginning of period	9,123	9,234	29,234
End of period	237	9,123	9,234
Combined Guarantor Subsidiaries
Supplemental condensed consolidating statements of cash flows
Net cash provided by operating activities	20,374	(4,405)	7,152
Investing activities:
Purchase of property, plant and equipment	(11,892)	(19,267)	(13,770)
Proceeds from sale of property, plant and equipment	2,057	20	13
Net activity in investment in and advances from (to) subsidiaries and affiliates	(14,000)	19,574	4,913
Net cash used in investing activities	(23,835)	327	(8,844)
Financing activities:
Repurchase of common stock	(3,059)	(3,746)	(4,806)
Repayments of long-term obligations	(1,259)	(1,114)	(2,344)
Net cash used in financing activities	(4,318)	(4,860)	(7,150)
Change in cash and equivalents	(7,779)	(8,938)	(8,842)
Cash and equivalents:
Beginning of period	50,170	59,108	67,950
End of period	42,391	50,170	59,108
Combined Non-Guarantor Subsidiaries
Supplemental condensed consolidating statements of cash flows
Net cash provided by operating activities	27,684	13,286	16,676
Investing activities:
Purchase of property, plant and equipment	(3,468)	(2,453)	(2,639)
Proceeds from sale of property, plant and equipment	236	207	84
Acquisition of Comfort Revolution	159
Net proceeds from sale of subsidiary			(340)
Repayments of loans and capital from unconsolidated affiliate			3,205
Net activity in investment in and advances from (to) subsidiaries and affiliates	13,285	(5,776)	3,586
Net cash used in investing activities	10,212	(8,022)	3,896
Financing activities:
Proceeds from issuance of long-term obligations	5,236	3,387	4,702
Repayments of long-term obligations	(10,187)	(3,505)	(12,724)
Net cash used in financing activities	(4,951)	(118)	(8,022)
Effect of exchange rate changes on cash	5,399	1,978	(6,533)
Change in cash and equivalents	38,344	7,124	6,017
Cash and equivalents:
Beginning of period	47,027	39,903	33,886
End of period	$ 85,371	$ 47,027	$ 39,903